Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2017
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

Foreign currency
translation adjustments
US$
Balance as of December 31, 2016 (Audited)	(34,682,888)
Other comprehensive income (unaudited)	23,426,959

Balance as of June 30, 2017 (Unaudited)	(11,255,929)